497(e)
                                                                       333-60730

The Equitable Life Assurance Society of the United States --
SUPPLEMENT DATED FEBRUARY 4, 2003, TO THE CURRENT ACCUMULATOR ELITE PROSPECTUS FOR THE 2002 SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:


A. THE FOLLOWING IS EFFECTIVE AS OF FEBRUARY 18, 2003:

1) In "Contents of this Prospectus" under "Appendices," the following is added as the last item:

     V - Hypothetical illustrations

2) In "Equitable Accumulator at a glance - key features" under "Fees and charges:"

     (a) the second bullet is deleted in its entirety and is replaced with the following:

     The charges for the guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

     (b) the third bullet is deleted in its entirety and is replaced with the following:

     Annual 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.

3) In "Fee Table" the section entitled "Charges we deduct from your account value each year if you elect the optional benefit," is deleted in its entirety and replaced with the following:

     GUARANTEED MINIMUM DEATH BENEFIT CHARGE (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary).


  Standard death benefit                                       0.0%
  Annual Ratchet to age 85                                     0.30% of the Annual Ratchet to age 85 benefit base
  6% Roll-up to age 85                                         0.45% of the 6% roll-up to age 85 benefit base
  Greater of 6% Roll-up to age 85 or Annual Ratchet to         0.60% of the greater of the 6% roll-up to age 85 benefit base or
  age 85                                                       the Annual Ratchet to age 85 benefit base, as applicable
-------------------------------------------------------------- -----------------------------------------------------------------
  Living Benefit Charge (calculated as a percentage of the     0.60%
  applicable benefit base. Deducted annually on each
  contract date anniversary)
-------------------------------------------------------------- -----------------------------------------------------------------
  Protection Plus benefit charge (calculated as a percentage   0.35%
  of the account value. Deducted annually on each contract
  date anniversary)
-------------------------------------------------------------- -----------------------------------------------------------------




IM-02-27(1/03)
131932
                                                                      Elite '02
                                                                        New Biz
                                                                          x00468

4) In "Fee Table" under "Examples" the expense example table shown is deleted in its entirety and replaced with the following new table:



------------------------------------------------------------------------------------------------
                                                   IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                      OF EACH PERIOD SHOWN, THE EXPENSES
                                                                   WOULD BE:
                                                 -----------------------------------------------
                                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        110.58      178.53     210.38     458.45
AXA Premier VIP Health Care                      120.03      205.92     254.35     537.21
AXA Premier VIP International Equity             119.50      204.42     251.96     533.03
AXA Premier VIP Large Cap Core Equity            114.78      190.77     230.14     494.39
AXA Premier VIP Large Cap Growth                 114.78      190.77     230.14     494.39
AXA Premier VIP Large Cap Value                  114.78      190.77     230.14     494.39
AXA Premier VIP Small/Mid Cap Growth             117.40      198.37     242.32     516.09
AXA Premier VIP Small/Mid Cap Value              117.40      198.37     242.32     516.09
AXA Premier VIP Technology                       120.03      205.92     254.35     537.21
EQ/Aggressive Stock                              110.47      178.23     209.89     457.53
EQ/Alliance Common Stock                         108.79      173.30     201.88     442.71
EQ/Alliance Growth and Income                    109.84      176.38     206.89     452.00
EQ/Alliance Intermediate Government Securities   109.74      176.07     206.39     451.08
EQ/Alliance International                        114.78      190.77     230.14     494.39
EQ/Money Market                                  107.43      169.29     195.34     430.47
EQ/Alliance Premier Growth                       112.68      184.67     220.31     476.61
EQ/Alliance Quality Bond                         109.53      175.46     205.39     449.22
EQ/Alliance Small Cap Growth                     111.73      181.91     215.85     468.49
EQ/Alliance Technology                           112.68      184.67     220.31     476.61
EQ/Balanced                                      110.05      177.00     207.89     453.85
EQ/Bernstein Diversified Value                   110.58      178.53     210.38     458.45
EQ/Calvert Socially Responsible                  111.63      181.60     215.36     467.58
EQ/Capital Guardian International                113.20      186.20     222.77     481.09
EQ/Capital Guardian Research                     110.58      178.53     210.38     458.45
EQ/Capital Guardian U.S. Equity                  110.58      178.53     210.38     458.45
EQ/Emerging Markets Equity                       119.50      204.42     251.96     533.03
EQ/Equity 500 Index                              106.49      166.50     190.78     421.91
EQ/Evergreen Omega                               110.58      178.53     210.38     458.45
EQ/FI Mid Cap                                    111.10      180.07     212.87     463.03
EQ/FI Small/Mid Cap Value                        112.15      183.14     217.83     472.11
EQ/High Yield                                    110.26      177.61     208.89     455.69
EQ/International Equity Index                    112.15      183.14     217.83     472.11
EQ/J.P. Morgan Core Bond                         109.00      173.92     202.88     444.57
EQ/Janus Large Cap Growth                        112.68      184.67     220.31     476.61
EQ/Lazard Small Cap Value                        112.15      183.14     217.83     472.11
EQ/Marsico Focus                                 112.68      184.67     220.31     476.61
EQ/Mercury Basic Value Equity                    110.58      178.53     210.38     458.45
EQ/MFS Emerging Growth Companies                 110.79      179.15     211.38     460.28
EQ/MFS Investors Trust                           110.58      178.53     210.38     458.45
EQ/Putnam Growth & Income Value                  110.58      178.53     210.38     458.45
EQ/Putnam International Equity                   113.73      187.72     225.24     485.55
EQ/Putnam Voyager                                110.58      178.53     210.38     458.45
EQ/Small Company Index                           109.53      175.46     205.39     449.22
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                     THE END OF EACH PERIOD SHOWN, THE
                                                             EXPENSES WOULD BE:
                                                 -----------------------------------------------
                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        30.58     118.53     210.38     458.45
AXA Premier VIP Health Care                      40.03     145.92     254.35     537.21
AXA Premier VIP International Equity             39.50     144.42     251.96     533.03
AXA Premier VIP Large Cap Core Equity            34.78     130.77     230.14     494.39
AXA Premier VIP Large Cap Growth                 34.78     130.77     230.14     494.39
AXA Premier VIP Large Cap Value                  34.78     130.77     230.14     494.39
AXA Premier VIP Small/Mid Cap Growth             37.40     138.37     242.32     516.09
AXA Premier VIP Small/Mid Cap Value              37.40     138.37     242.32     516.09
AXA Premier VIP Technology                       40.03     145.92     254.35     537.21
EQ/Aggressive Stock                              30.47     118.23     209.89     457.53
EQ/Alliance Common Stock                         28.79     113.30     201.88     442.71
EQ/Alliance Growth and Income                    29.84     116.38     206.89     452.00
EQ/Alliance Intermediate Government Securities   29.74     116.07     206.39     451.08
EQ/Alliance International                        34.78     130.77     230.14     494.39
EQ/Money Market                                  27.43     109.29     195.34     430.47
EQ/Alliance Premier Growth                       32.68     124.67     220.31     476.61
EQ/Alliance Quality Bond                         29.53     115.46     205.39     449.22
EQ/Alliance Small Cap Growth                     31.73     121.91     215.85     468.49
EQ/Alliance Technology                           32.68     124.67     220.31     476.61
EQ/Balanced                                      30.05     117.00     207.89     453.85
EQ/Bernstein Diversified Value                   30.58     118.53     210.38     458.45
EQ/Calvert Socially Responsible                  31.63     121.60     215.36     467.58
EQ/Capital Guardian International                33.20     126.20     222.77     481.09
EQ/Capital Guardian Research                     30.58     118.53     210.38     458.45
EQ/Capital Guardian U.S. Equity                  30.58     118.53     210.38     458.45
EQ/Emerging Markets Equity                       39.50     144.42     251.96     533.03
EQ/Equity 500 Index                              26.49     106.50     190.78     421.91
EQ/Evergreen Omega                               30.58     118.53     210.38     458.45
EQ/FI Mid Cap                                    31.10     120.07     212.87     463.03
EQ/FI Small/Mid Cap Value                        32.15     123.14     217.83     472.11
EQ/High Yield                                    30.26     117.61     208.89     455.69
EQ/International Equity Index                    32.15     123.14     217.83     472.11
EQ/J.P. Morgan Core Bond                         29.00     113.92     202.88     444.57
EQ/Janus Large Cap Growth                        32.68     124.67     220.31     476.61
EQ/Lazard Small Cap Value                        32.15     123.14     217.83     472.11
EQ/Marsico Focus                                 32.68     124.67     220.31     476.61
EQ/Mercury Basic Value Equity                    30.58     118.53     210.38     458.45
EQ/MFS Emerging Growth Companies                 30.79     119.15     211.38     460.28
EQ/MFS Investors Trust                           30.58     118.53     210.38     458.45
EQ/Putnam Growth & Income Value                  30.58     118.53     210.38     458.45
EQ/Putnam International Equity                   33.73     127.72     225.24     485.55
EQ/Putnam Voyager                                30.58     118.53     210.38     458.45
EQ/Small Company Index                           29.53     115.46     205.39     449.22
------------------------------------------------------------------------------------------------

5) In "Charges and expenses" under "Charges that Equitable Life deducts" under "Guaranteed minimum death benefit charge:"

     (a) the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base.

     (b) the second sentence in the second paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.45% of the 6% Roll up to age 85 benefit base.

     (c) the second sentence in the third paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.60% of the greater of the 6% Roll up to age 85 or the Annual ratchet to age 85 benefit base.


6) In "Charges and expenses" under "Charges that Equitable Life Deducts" under "Living Benefit Charge:"

     (a) the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary.


B. THE FOLLOWING IS EFFECTIVE IMMEDIATELY:


1) In "Payment of death benefit" under "Beneficiary continuation option" under "Beneficiary continuation option for NQ contracts only" under "If the owner and annuitant are not the same person," the third bullet is deleted in its entirety and replaced with the following:

     The contract's withdrawal charge schedule (if applicable) will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount (if applicable) will continue to apply to withdrawals but does not apply to surrenders.


2) In "Tax Information" under "Taxation of nonqualified annuities," the following is added as a new section above "Early distribution penalty tax":

     BENEFICIARY CONTINUATION OPTION

     We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. Among other things, the IRS rules that:

     o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72( s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

     o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

     o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


     The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

     The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


3)   The following is added as Appendix V:

Appendix V: Hypothetical illustrations
--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator Elite contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.70)% and 3.30% for the Accumulator Elite contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit and the Living Benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these benefit charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all policy charges. The values shown under "Lifetime Annual Living Benefit" reflect the lifetime income that would be guaranteed if the Living Benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0"under any of the Death Benefit and/or the "Lifetime Annual Living Benefit"columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.48%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR ELITE
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT





                                                               GUARANTEED
                                                                 MINIMUM
                       ACCOUNT VALUE        CASH VALUE        DEATH BENEFIT
                    ------------------- ------------------ -------------------
  AGE   POLICY YEAR     0%        6%       0%        6%        0%        6%
------ ------------ --------- --------- -------- --------- --------- ---------
  60         1       100,000  100,000    92,000    92,000   100,000  100,000
  61         2        95,687  101,666    88,687    94,666   106,000  106,000
  62         3        91,430  103,306    85,430    97,306   112,360  112,360
  63         4        87,221  104,912    82,221    99,912   119,102  119,102
  64         5        83,054  106,480    83,054   106,480   126,248  126,248
  65         6        78,922  108,003    78,922   108,003   133,823  133,823
  66         7        74,821  109,474    74,821   109,474   141,852  141,852
  67         8        70,741  110,887    70,741   110,887   150,363  150,363
  68         9        66,678  112,232    66,678   112,232   159,385  159,385
  69        10        62,623  113,503    62,623   113,503   168,948  168,948
  74        15        42,164  118,384    42,164   118,384   226,090  226,090
  79        20        20,681  119,695    20,681   119,695   302,560  302,560
  84        25             0  115,415         0   115,415         0  404,893
  89        30             0  116,852         0   116,852         0  429,187
  94        35             0  121,405         0   121,405         0  429,187
  95        36             0  122,397         0   122,397         0  429,187



                                                  LIFETIME ANNUAL
                                                  LIVING BENEFIT
                                        ----------------------------------
                    TOTAL DEATH BENEFIT
                      WITH PROTECTION      GUARANTEED       HYPOTHETICAL
                           PLUS              INCOME            INCOME
                    ------------------- ----------------- ----------------
  AGE   POLICY YEAR     0%        6%       0%       6%       0%       6%
------ ------------ --------- --------- -------- -------- -------- -------
  60         1       100,000  100,000      N/A     N/A       N/A     N/A
  61         2       108,400  108,400      N/A     N/A       N/A     N/A
  62         3       117,304  117,304      N/A     N/A       N/A     N/A
  63         4       126,742  126,742      N/A     N/A       N/A     N/A
  64         5       136,747  136,747      N/A     N/A       N/A     N/A
  65         6       147,352  147,352      N/A     N/A       N/A     N/A
  66         7       158,593  158,593      N/A     N/A       N/A     N/A
  67         8       170,508  170,508      N/A     N/A       N/A     N/A
  68         9       183,139  183,139      N/A     N/A       N/A     N/A
  69        10       196,527  196,527      N/A     N/A       N/A     N/A
  74        15       276,527  276,527    14,266  14,266    14,266  14,266
  79        20       383,584  383,584    20,393  20,393    20,393  20,393
  84        25             0  493,179         0  34,821         0  34,821
  89        30             0  517,472      N/A     N/A       N/A     N/A
  94        35             0  517,472      N/A     N/A       N/A     N/A
  95        36             0  517,472      N/A     N/A       N/A     N/A

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.